CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Schedule of Share Capital
	2025			2024			2023
	Number of Class A shares*	Number of Class B shares	USD	Number of Class A shares*	Number of Class B shares	USD	Number of Class A shares*	Number of Class B shares	USD
Issued and fully paid:
Shares
As at the beginning of year	721,952	5,000,000	5,280,406	666,001	5,000,000	3,564,150	611,777	5,000,000	1,228,037
Issuance of class A shares for business combinations (Note 8)	168,000	-	13,376,000	-	-	-	-	-	-
Issuance of class A shares for an asset acquisition	80,000	-	5,760,000	-	-	-	-	-	-
Issuance of class A shares in connection with IPO	-	-	-	22,500	-	4,500,000	16,000	-	1,600,000
Issuance of class A shares to employees (2025 Share incentive plan)	130,000	-	-	-	-	-	-	-	-
Issuance of class A shares to employees (2024 Share incentive plan)	44,600	-	-	-	-	-	-	-	-
Issuance of class A shares to employees (2023 Share incentive plan)	-	-	-	48,000	-	-	-	-	-
Issuance of class A shares to individual consultants (2024 Share incentive plan)	25,400	-	-	18,000	-	-	-	-	-
Issuance of class A shares to certain employees (employee stock compensation plan)	-	-	-	4,105	-	-	-	-	-
Issuance of class A shares and warrant	190,477	-	384,188	-	-	-	-	-	-
Conversion of a convertible loan	-	-	-	-	-	-	38,224	-	736,113
Transfer shares from treasury shares	1,297	-	25,243	-	-	-	-	-	-
Share Repurchase	-	-	-	(36,654)	-	-	-	-	-
Offering costs	-	-	-	-	-	(2,783,744)	-	-	-
As at end of year	1,361,726	5,000,000	24,825,837	721,952	5,000,000	5,280,406	666,001	5,000,000	3,564,150

*	The Class A ordinary shares are presented on a retroactive basis to reflect the Company’s reverse share split on March 24, 2026 (Note 26).